Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net loss for the period	$ (3,823)	$ (4,083)	$ (7,138)	$ (1,485)
Adjustments to reconcile profit (loss) to net cash used in operating activities	630	1,554	1,432	(3,635)
Total net cash used in operating activities	(3,193)	(2,529)	(5,706)	(5,120)
Cash flows from investing activities:
Changes in short-term deposits	(1,957)	350	226	1,007
Investment in affiliated company		(249)		(2,489)
Proceed from other investments	21		21
Purchase of fixed assets	(8)	(149)	(39)	(430)
Total net cash provided by (used in) investing activities	(1,944)	(48)	208	(1,912)
Cash flows from financing activities:
Issuance of ordinary shares and warrants, net of issuance expenses	290	5,485	6,521	5,485
Exercise of warrants and options, net of issuance expenses				159
Receipts on account of shares		850		850
Total net cash provided by financing activities	290	6,335	6,521	6,494
Effect of exchange rate changes on cash and cash equivalents	(60)	(456)	(134)	(615)
Increase (decrease) in cash and cash equivalents	(4,907)	3,302	889	(1,153)
Cash and cash equivalents at the beginning of the period	8,954	5,181	3,158	9,636
Cash and cash equivalents at end of the period	4,047	8,483	4,047	8,483
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment	441	573	836	1,180
Depreciation	65	49	127	90
Revaluation of derivative warrant liability	42	(127)	43	(1,552)
Equity in loss (gain) of an affiliated company	(106)	459	(16)	1,077
Revaluation of securities classified as trading	(11)	8	(8)	(22)
Revaluation of other investments	324		324	(5,328)
Exchange rate changes on cash and cash equivalents	60	456	134	615
Changes in assets and liabilities:
Decrease (increase) in other receivables	(62)	149	(38)	142
Increase (decrease) in trade payables	(3)	10	(36)	(24)
Change in operating lease liability	25		75
Increase (decrease) in other accounts payable	(145)	(23)	(9)	187
Adjustments to reconcile profit (loss) to net cash used in operating activities	$ 630	$ 1,554	$ 1,432	$ (3,635)